Statements of Operations and Comprehensive Income (Loss) (Parenthetical) (USD $)	12 Months Ended			78 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011
Income Statement [Abstract]
Non-employee stock compensation expense	$ 3,000	$ 4,775	$ 94,164	$ 8,654,039